Financial instruments - Maturity analysis for financial liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,014,834	$ 999,790
Accrued compensation and employee-related liabilities	1,269,767	1,165,903
Borrowings	3,637,835	2,688,308
Clients’ funds obligations	973,673	504,515
Financial liabilities	7,787,320	6,011,388
Accounts payable and accrued liabilities, contractual cash flows	1,014,834	999,790
Accrued compensation and employee related liabilities, contractual cash flows	1,269,767	1,165,903
Clients' funds obligations, contractual cash flows	973,673	504,515
Financial liabilities, contractual cash flows	8,195,690	6,325,522
2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,386,564	1,342,758
Borrowings, contractual cash flows	1,481,011	1,462,053
2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	597,892	597,212
Borrowings, contractual cash flows	637,380	650,400
2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	747,001	746,144
Borrowings, contractual cash flows	846,508	879,191
2025 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	894,509
Borrowings, contractual cash flows	1,105,226
Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	693,484	620,095
Lease liabilities, undiscounted cash flows	779,572	697,298
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	11,869	2,194
Borrowings, contractual cash flows	12,016	2,312
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	58,536	23,277
Derivative financial liabilities, contractual cash flows	1,602,133	744,758
Derivative financial assets, contractual cash flows	(1,632,658)	(758,162)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	139,191	9,500
Derivative financial liabilities, contractual cash flows	2,797,646	1,496,435
Derivative financial assets, contractual cash flows	(2,691,418)	(1,518,971)
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	1,014,834	999,790
Accrued compensation and employee related liabilities, contractual cash flows	1,269,767	1,165,903
Clients' funds obligations, contractual cash flows	973,673	504,515
Financial liabilities, contractual cash flows	4,404,303	2,908,049
Less than one year | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	859,688	24,191
Less than one year | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	12,180	12,600
Less than one year | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	28,562	30,623
Less than one year | 2025 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	42,831
Less than one year | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	197,735	173,061
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	11,147	1,028
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	505,880	186,439
Derivative financial assets, contractual cash flows	(492,218)	(175,510)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	133,358	26,090
Derivative financial assets, contractual cash flows	(153,134)	(40,681)
Between one and three years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,434,884	1,439,068
Between one and three years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,633	847,526
Between one and three years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	625,200	25,200
Between one and three years | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	349,284	361,245
Between one and three years | 2025 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	89,646
Between one and three years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	296,202	254,475
Between one and three years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	570	823
Between one and three years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	845,772	545,077
Derivative financial assets, contractual cash flows	(865,405)	(568,052)
Between one and three years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	1,127,564	353,834
Derivative financial assets, contractual cash flows	(1,059,582)	(381,060)
Between three and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,676,629	1,309,237
Between three and five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,633	24,868
Between three and five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	612,600
Between three and five years | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	468,662	487,323
Between three and five years | 2025 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	972,749
Between three and five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	177,385	166,326
Between three and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	204	197
Between three and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	250,481	13,242
Derivative financial assets, contractual cash flows	(275,035)	(14,600)
Between three and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	1,499,067	1,116,511
Derivative financial assets, contractual cash flows	(1,442,517)	(1,097,230)
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	679,874	669,168
Beyond five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	570,057	565,468
Beyond five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | 2024 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | 2025 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Beyond five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	108,250	103,436
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	95	264
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	37,657	0
Derivative financial assets, contractual cash flows	$ (36,185)	$ 0